Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 464	$ 768
Accounts receivable, net of allowances of $162 in 2013 and $188 in 2012	7,481	8,678
Accounts receivable, subcontractor	4,062	5,093
Inventory	11,840	10,817
Current deferred tax asset, net	170	119
Prepaid expenses & other assets	650	855
Total current assets	24,667	26,330
Property, Plant & Equipment (at cost):
Leasehold improvements	558	558
Machinery, equipment & software	8,920	8,924
less: Accumulated depreciation & amortization	(9,318)	(9,225)
Property, plant & equipment, net	160	257
Other Assets:
Deferred tax asset, net	327	350
Other long term receivable	231	49
Goodwill	1,329	1,329
Total other assets	1,887	1,728
Total Assets	26,714	28,315
Current Liabilities:
Accounts payable	3,058	4,167
Accounts payable, subcontractor	4,046	3,581
Accrued expenses	1,445	1,040
Total current liabilities	8,549	8,788
Long-Term Liabilities:
Note payable	1,598	3,701
Total long-term liabilities	1,598	3,701
Total Liabilities	10,147	12,489
11,666,898 shares issued and outstanding at December 31, 2012	11,700	11,667
Capital in excess of par value	5,157	5,131
Accumulated deficit	(73)	(725)
Unearned compensation	(217)	(247)
Total Shareholders' Equity	16,567	15,826
Total Liabilities & Shareholders’ Equity	$ 26,714	$ 28,315